Equity Incentive Plan	6 Months Ended
Jun. 30, 2025
Equity Incentive Plan [Abstract]
Equity Incentive Plan
16.	Equity Incentive Plan:

Details of the Company’s Equity Incentive Plan are discussed in Note 15 of the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report on Form 20-F filed with the SEC on April 10, 2025 and are supplemented by the below new activities into the six-month period ended June 30, 2025.

On April 7, 2025, the Compensation Committee of our board of directors approved a further amendment and restatement of our 2022 Equity Incentive Plan to increase the aggregate number of common shares reserved for issuance under the plan to 400,000 shares, and granted awards under the plan of an aggregate of 275,000 restricted common shares to the members of the Company’s board of directors and 85,000 common shares to certain of the Company’s service providers and to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $1.20. 79,500 shares vested on April 7, 2025, 113,000 shares will vest on October 7, 2025 and 167,500 shares will vest on April 7, 2026.

The related expense for shares granted to the Company’s Board of Directors and certain of its service providers for the six-month period ended June 30, 2025 and 2024, amounted to $300 and $417, respectively, and is included under “General and administration expenses” in the Company’s unaudited interim condensed consolidated statements of operations. The related expense for shares granted to non-employees for the six-months periods ended June 30, 2025 and 2024, amounted to $9 and $13 and is included under “Voyage expenses”.

The unrecognized cost for the non-vested shares granted to the Company’s Board of Directors and certain of its service providers (Note 3) as of June 30, 2025 and December 31, 2024 amounted to $227 and $104, respectively. On June 30, 2025, the weighted-average period over which the total compensation cost related to non-vested awards granted to the Company’s Board of Directors and certain of its service providers not yet recognized is expected to be recognized is 0.77 years.